Note 21 - Loans and Borrowings - Loans and Borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Current loans and borrowings	$ 3,670	$ 90	$ 8,001
Non-current loans and borrowings	18,092	19,925
Total	21,762	20,015	8,001
Financing agreement [member]
Statement Line Items [Line Items]
Current loans and borrowings	2,000
Related Party Loan [Member]
Statement Line Items [Line Items]
Current loans and borrowings	1,670		8,001
Non-current loans and borrowings	18,092	18,992
Bank Loan [Member]
Statement Line Items [Line Items]
Current loans and borrowings		90
Non-current loans and borrowings		$ 933